Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038

November 26, 2008

Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attention:  Mr. Brion R. Thompson

Re:	UBS Multi-Strat Fund, L.L.C.
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of UBS Multi-Strat Fund, L.L.C. (the “Fund”), we transmit herewith for filing under the Securities Act of 1933, as amended (the “1933 Act”), the Fund’s Registration Statement on Form N-2 (the “Registration Statement”) (also constituting Post-Effective Amendment No. 11 to the Fund’s registration statement under the Investment Company Act of 1940, as amended). As previously discussed between you and Gary L. Granik in a telephone conversation last month, this Registration Statement is being filed to comply with paragraphs (a)(5) and (6) of Rule 415 under the 1933 Act. No new Fund interests are being registered at this time; rather, all previously registered but unsold interests and filing fees associated with those interests are being carried over as permitted by Rules 415 and 429. We intend to file a pre-effective amendment to the Registration Statement in late February, once the audited financial statements for the Fund’s fiscal year ended December 31, 2008 become available.

Please direct any comments and questions concerning the Registration Statement to Gary L. Granik at 212.806.5856 (ggranik@stroock.com) or, in his absence, to me at 212.806.5856 (jdoninger@stroock.com).

Very truly yours,

/s/ Jaime E. Doninger

Jaime E. Doninger

cc:	Gary L. Granik